UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Investors Cash Trust-Treasury Portfolio
(On February 15, 2017 Treasury Portfolio was renamed Deutsche Treasury Portfolio.)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 102.6%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.342% *, 1/5/2017	50,000,000	49,998,598
0.346% *, 1/26/2017	50,000,000	49,988,194
0.369% *, 1/19/2017	75,000,000	74,986,388
0.376% *, 2/9/2017	100,000,000	99,959,917
0.387% *, 1/5/2017	100,000,000	99,995,767
0.402% *, 2/2/2017	100,000,000	99,964,888
0.452% *, 1/12/2017	100,000,000	99,986,372
0.453% *, 1/12/2017	100,000,000	99,986,403
0.463% *, 1/12/2017	100,000,000	99,986,097
0.483% *, 2/23/2017	100,000,000	99,930,069
0.488% *, 2/23/2017	24,710,000	24,692,538
0.495% *, 3/23/2017	50,000,000	49,945,213
0.496% *, 1/19/2017	150,000,000	149,963,438
0.524% *, 3/9/2017	50,000,000	49,952,030
0.535% *, 7/20/2017	100,000,000	99,707,778
0.58% *, 5/4/2017	50,000,000	49,902,625
0.615% *, 5/18/2017	25,000,000	24,942,441
U.S. Treasury Floating Rate Notes:
0.63% **, 4/30/2017	100,000,000	99,990,961
0.633% **, 7/31/2017	100,000,000	100,032,470
0.64% **, 1/31/2017	170,000,000	170,006,855
0.686% **, 10/31/2018	70,000,000	70,012,302
0.724% **, 10/31/2017	50,000,000	50,014,138
0.73% **, 7/31/2018	25,000,000	25,019,463
0.746% **, 4/30/2018	25,000,000	25,000,663
0.828% **, 1/31/2018	50,000,000	50,069,401
U.S. Treasury Notes:
0.5%, 4/30/2017	25,000,000	24,991,750
0.625%, 2/15/2017	110,000,000	110,024,876
0.75%, 1/15/2017	150,000,000	150,018,253
0.875%, 2/28/2017	83,500,000	83,554,267
0.875%, 5/15/2017	25,000,000	25,028,539
0.875%, 11/15/2017	50,000,000	50,008,748
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,357,661,442) †	102.6	2,357,661,442
Other Assets and Liabilities, Net	(2.6)	(59,536,870)
Net Assets	100.0	2,298,124,572

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
†	The cost for federal income tax purposes was $2,357,661,442.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (a)	$—	$2,357,661,442	$—	$2,357,661,442
Total	$—	$2,357,661,442	$—	$2,357,661,442

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Treasury Portfolio (On February 15, 2017 Treasury Portfolio was renamed Deutsche Treasury Portfolio.), a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017